Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Receivables Based Facility Due 2017 [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member]	Mar. 31, 2014 9.0% Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2013 9.0% Priority Guarantee Notes Due 2019 [Member]	Mar. 31, 2014 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2014 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2013 11.25% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2014 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2013 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Mar. 31, 2014 Other secured subsidiary long-term debt [Member]	Dec. 31, 2013 Other secured subsidiary long-term debt [Member]	Mar. 31, 2014 Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2013 Senior Cash Pay Notes Due 2016 [Member]	Mar. 31, 2014 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2013 Senior Toggle Notes Due 2016 [Member]	Mar. 31, 2014 Senior Notes due 2021 [member]	Feb. 14, 2014 Senior Notes due 2021 [member]	Dec. 31, 2013 Senior Notes due 2021 [member]	Dec. 31, 2013 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2013 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2013 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2013 7.625% Series B Senior Subordinated Notes [Member]	Mar. 31, 2014 Purchase Accounting Adjustments And Original Issue Discount [Member]	Dec. 31, 2013 Purchase Accounting Adjustments And Original Issue Discount [Member]	Dec. 31, 2012 Purchase Accounting Adjustments And Original Issue Discount [Member]	Mar. 31, 2014 Senior Secured Credit Facilities [Member]	Dec. 31, 2013 Senior Secured Credit Facilities [Member]	Mar. 31, 2014 Clear Channel Senior Notes [Member]	Dec. 31, 2013 Clear Channel Senior Notes [Member]	Mar. 31, 2014 Subsidiary Senior Notes Due 2022 [Member]	Dec. 31, 2013 Subsidiary Senior Notes Due 2022 [Member]	Mar. 31, 2014 Subsidiary Senior Subordinated Notes Due 2020 [Member]	Dec. 31, 2013 Subsidiary Senior Subordinated Notes Due 2020 [Member]	Mar. 31, 2014 Total Consolidated Secured Debt [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Term Loan A Facility Due 2014 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan A Facility Due 2014 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Term Loan B Facility Due 2016 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan B Facility Due 2016 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Term Loan C Asset Sale Facility Due 2016 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan C Asset Sale Facility Due 2016 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Term LoanD Facility Due 2019 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term LoanD Facility Due 2019 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Term LoanE Facility Due 2019 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term LoanE Facility Due 2019 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Receivables Based Facility Due 2017 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Receivables Based Facility Due 2017 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] 9.0% Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] 9.0% Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2013 Total Consolidated Secured Debt [Member] Other secured subsidiary long-term debt [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Other secured subsidiary long-term debt [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Notes due 2021 [member]	Dec. 31, 2012 Senior Notes [Member] Senior Notes due 2021 [member]	Dec. 31, 2013 Senior Notes [Member] Senior Notes 575 Due 2013 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Notes 575 Due 2013 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Notes 55 Due 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Notes 55 Due 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Notes 49 Due 2015 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Notes 49 Due 2015 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Notes 55 Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Notes 55 Due 2016 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Debentures 6875 Due 2018 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Debentures 6875 Due 2018 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Debentures 725 Due 2027 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Debentures 725 Due 2027 [Member]	Mar. 31, 2014 Other Subsidiary Debt [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member] 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member] 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member] 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member] 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2013 Other Subsidiary Debt [Member] Other Clear Channel Subsidiary Debt [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] Other Clear Channel Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 20,424,386	$ 20,484,213	$ 20,747,097	$ 0	$ 247,000	$ 1,999,815	$ 1,999,815	$ 1,750,000	$ 1,750,000	$ 575,000	$ 575,000	$ 0	$ 0	$ 19,818	$ 21,124	$ 94,304	$ 94,304	$ 127,941	$ 127,941	$ 1,645,244		$ 1,404,202					$ (312,172)	$ (322,392)	$ (408,921)	$ 8,224,014	$ 8,225,754	$ 1,374,568	$ 1,436,455	$ 2,725,000	$ 2,725,000	$ 2,200,000	$ 2,200,000	$ 12,568,647	$ 12,818,693	$ 12,850,787	$ 0	$ 846,890	$ 1,890,978	$ 7,714,843	$ 34,776	$ 513,732	$ 5,000,000	$ 0	$ 1,300,000	$ 0	$ 247,000	$ 0	$ 1,999,815	$ 1,999,815	$ 1,750,000	$ 1,750,000	$ 575,000	$ 0	$ 0	$ 0	$ 21,124	$ 25,507	$ 94,304	$ 796,250	$ 127,941	$ 829,831	$ 1,404,202	$ 0	$ 0	$ 312,109	$ 461,455	$ 461,455	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 175,000	$ 175,000	$ 300,000	$ 300,000	$ 854	$ 10	$ 735,750	$ 735,750	$ 1,989,250	$ 1,989,250	$ 275,000	$ 275,000	$ 1,925,000	$ 1,925,000	$ 10	$ 5,586
Stated interest rate						9.00%	9.00%	9.00%	9.00%	11.25%	11.25%					10.75%	10.75%	11.00%	11.00%	14.00%					7.625%	7.625%																											9.00%	9.00%	9.00%	9.00%	11.25%	11.25%											5.75%	5.75%	5.50%	5.50%	4.90%	4.90%	5.50%	5.50%	6.875%	6.875%	7.25%	7.25%			6.50%	6.50%	6.50%	6.50%	7.625%	7.625%	7.625%	7.625%
Less: current portion	413,882	453,734	381,728
Earliest maturity date				2017	2017	2019	2019	2021	2021	2021	2021	2018	2018	2014	2014	2016	2016	2015	2015	2018		2018								2014	2014	2014	2014	2022	2022	2020	2020
Total long-term debt	$ 20,010,504	$ 20,030,479	$ 20,365,369
Latest maturity date				2017	2017	2019	2019	2021	2021	2021	2021	2018	2018	2028	2028	2016	2016	2016	2016	2021	2021	2021	2022	2022						2019	2019	2027	2027	2022	2022	2020	2020				2014	2014	2016	2016	2016	2016	2019	2019	2019	2019	2017	2017	2019	2019	2021	2021	2021	2021	2018	2018			2016	2016	2016	2016	2021	2021	2013	2013	2014	2014	2015	2015	2016	2016	2018	2018	2027	2027			2022	2022	2022	2022	2020	2020	2020	2020